Performance Management	Jul. 25, 2025
T. Rowe Price Short-Term Bond Fund, Inc.
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the table may also include one or more indexes that more closely aligns to the fund’s investment strategy (Strategy Benchmark(s)).
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	4.20%	Worst Quarter	3/31/22	-2.45%
The fund’s return for the six months ended 6/30/25 was 2.99%.
Year to Date Return, Label [Optional Text]	The fund’s return for the six months ended
Bar Chart, Year to Date Return	2.99%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	4.20%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(2.45%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2024
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the table may also include one or more indexes that more closely aligns to the fund’s investment strategy (Strategy Benchmark(s)).

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance [Table]

Average Annual Total Returns
Periods ended
December 31, 2024

				Since		Inception
	1 Year	5 Years	10 Years	inception		date
Investor Class						03/02/1984
Returns before taxes	5.06%	1.91%	1.87%	—
Returns after taxes on distributions	3.33	0.90	0.97	—
Returns after taxes on distributions and sale
of fund shares	2.97	1.03	1.04	—
I Class						12/17/2015
Returns before taxes	5.20	2.02	—	2.12
Advisor Class						12/31/2004
Returns before taxes	4.73	1.61	1.59	—
Z Class						02/22/2021
Returns before taxes	5.55	—	—	1.72

Regulatory Benchmark
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
				1.42	[a]
	1.25	-0.33	1.35	-1.75	[b]
Strategy Benchmark(s)
Bloomberg 1-3 Year U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses, or taxes)
				1.73	[a]
	4.36	1.58	1.63	1.17	[b]
Lipper Short Investment Grade Debt Funds Average
				2.21	[c]
	5.24	2.03	2.00	1.66	[d]

[a]	Return since 12/17/15.

[b]	Return since 2/22/21.

[c]	Return since 12/31/15.

[d]	Return since 2/28/21.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Ultra Short-Term Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the table may also include one or more indexes that more closely aligns to the fund’s investment strategy (Strategy Benchmark(s)).
Bar Chart [Heading]	Calender Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	3.37%	Worst Quarter	3/31/20	-1.66%
The fund’s return for the six months ended 6/30/25 was 2.59%.
Year to Date Return, Label [Optional Text]	The fund’s return for the six months ended
Bar Chart, Year to Date Return	2.59%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	3.37%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(1.66%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2024
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the table may also include one or more indexes that more closely aligns to the fund’s investment strategy (Strategy Benchmark(s)).

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance [Table]
Average Annual Total Returns
	Periods ended
	December 31, 2024

				Since		Inception
	1 Year	5 Years	10 Years	inception		date
Investor Class						12/03/2012
Returns before taxes	6.46%	3.03%	2.48%	—%
Returns after taxes on distributions	4.29	1.87	1.53	—
Returns after taxes on distributions and sale
of fund shares	3.79	1.83	1.49	—
I Class						07/06/2017
Returns before taxes	6.37	3.12	—	2.96
Z Class						02/22/2021
Returns before taxes	6.58	—	—	3.37

Regulatory Benchmark
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
				1.11	[a]
	1.25	-0.33	1.35	-1.75	[b]
Strategy Benchmark(s)
Bloomberg Short-Term Government/Corporate Index (reflects no deduction for fees, expenses, or taxes)
				2.36	[a]
	5.31	2.50	1.92	2.88	[b]
Lipper Ultra-Short Obligations Funds Average
				2.46	[c]
	5.78	2.63	2.07	3.01	[d]

[a]	Return since 7/6/17.

[b]	Return since 2/22/21.

[c]	Return since 6/30/17.

[d]	Return since 2/28/21.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Short Duration Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Performance Past Does Not Indicate Future [Text]	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the fund.The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the table may also include one or more indexes that more closely aligns to the fund’s investment strategy (Strategy Benchmark(s)).
Bar Chart [Heading]	Calendar Year Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	12/31/23	3.07%	Worst Quarter	3/31/22	-2.73%
The fund’s return for the six months ended 6/30/25 was 3.34%.
Year to Date Return, Label [Optional Text]	The fund’s return for the six months ended
Bar Chart, Year to Date Return	3.34%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	3.07%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(2.73%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns Periods ended December 31, 2024
Performance Table Narrative

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the table may also include one or more indexes that more closely aligns to the fund’s investment strategy (Strategy Benchmark(s)).

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance [Table]
Average Annual Total Returns
	Periods ended
	December 31, 2024

		Since		Inception
	1 Year	inception		date
Investor Class				12/08/2020
Returns before taxes	5.84%	1.81%
Returns after taxes on distributions	3.69	0.45
Returns after taxes on distributions and sale
of fund shares	3.43	0.79
I Class				12/08/2020
Returns before taxes	5.84	1.89

Regulatory Benchmark
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
	1.25	-2.07	[a]
Strategy Benchmark(s)
Bloomberg 1-3 Year U.S. Corporate Bond Index (reflects no deduction for fees, expenses, or taxes)
	5.28	1.78	[a]
Lipper Short Investment Grade Debt Funds Average
	5.24	1.70	[b]

[a]	Return since 12/08/20.

[b]	Return since 11/30/20.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	Updated performance information is available through troweprice.com.
Performance Availability Website Address [Text]	troweprice.com